Share based compensation expenses	12 Months Ended
Dec. 31, 2020
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share based compensation expenses
2 2 .	Share based compensation expenses
For the years ended December 31, 2018, 2019 and 2020, total share based compensation expenses allocated from Jimu Parent were RMB36,496, RMB22,434 and RMB3,712, respectively.
Share options issued by Jimu Parent to employees of the Company
Starting from 2014, Jimu Parent granted multiple tranches of share options with tiered vesting commencement dates to employees, including employees of the Pintec Business. The options are generally scheduled to be vested over four years, one-fourth
of the awards shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis. Options granted typically expire in ten years from the respective vesting commencement date as stated in the grant letters.
A summary of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business for the year ended December 31, 2020 is presented below:

	Options Outstanding	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (In years)	Average Intrinsic Value RMB
Outstanding as of December 31, 2019	811,643	0.99	5.88	—
Granted	—	—	—	—
Exercised	(652,967)	0.99	—	—
Forfeited	(69,623)	1.00	—	—

Outstanding as of December 31, 2020	89,053	1.00	4.92	—

Vested and exercisable as of December 31, 2020	85,348	1.00	4.92	—

For the years ended December 31, 2018, 2019 and 2020, share-based compensation expenses recognized associated with the service-based share options granted to employees of the predecessor operations of Pintec Business and allocated to the Company were RMB
26,775
, RMB
21,125
and RMB
3,383
, respectively.
As of December 31, 2020, there was no unrecognized share-based compensation expenses related to the share options granted.
Restriction of ordinary shares held by management and employee
In connection with Jimu Parent’s issuance of Series A preferred shares on March 5, 2014, 40% of the 72,000,000 ordinary shares held by certain members of Jimu Parent’s senior management became restricted pursuant to the shareholders’ agreement. The 40% of the shares subject to vesting thereafter in 60 equal and continuous monthly installments following the grant date, provided that the founders’ continuous service for the Jimu Parent. This arrangement is accounted for similar to a reverse stock split, followed by the grant of restricted stock awards to the founders subject to service vesting conditions. These shares issued are determined to be share-based compensation. The fair value of the ordinary shares at the grant date was estimated using the income approach. Grant date fair value per restricted share on March 5, 2014 was US$0.45.
The Company granted 1,863,043 restricted shares on June 28, 2019 to its employees and managements. The shares subject to vesting thereafter in 4 equal and continuous yearly installments following the grant date provided that the employees’ and managements’ continuous service. The fair value of the restricted shares at the grant date equal to the market price of the Company’s ordinary shares, which was US$0.42 per share.
The fair value of the ordinary shares at the grant date recognized as compensation expenses using graded vesting method over the requisite service period, which is the vesting period.
The activities of the total restricted ordinary shares for the year ended December 31, 2020 are summarized as below:

	Number of shares	Weighted-Average Grant Date Fair Value (in US$)
Unvested at December 31, 2019	1,137,277	0.42
Granted	—	—
Vested	(112,367)	0.42
Forfeited	(656,292)	0.42

Unvested at December 31, 2020	368,618	0.42

For the years ended December 31, 2018, 2019 and 2020, share-based compensation expenses recognized associated with the restricted ordinary shares and allocated to the Company were RMB9,721, RMB2,055 and RMB329, respectively. As of December 31, 2020, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested
service-based restricted ordinary shares was

RMB1,020.

Share options issued by Pintec to mirror the options originally granted by Jimu Parent
In connection with the Reorganization and as a result of the anti-dilution provision in the option plan and agreement regarding the options issued by Jimu Parent, 24,287,218 options to purchase the underlying Pintec ordinary shares were issued by the Company as of March 27, 2018 under the Company’s first share incentive plan (the “First Plan”). For each of the outstanding share options granted under the Jimu Plan before the Reorganization, excluding those that were forfeited, it was additionally paired with one share option issued by the Company under the First Plan after the Reorganization, as an equitable adjustment pursuant to the anti-dilution provision. Such issuance of options in conjunction with the Reorganization was determined to be a modification of the share option.

Share options granted by Pintec to employees of the Company
The Group granted 16,042,500 share options and 740,000 share options on May 31, 2018 and July 31, 2018, respectively, to its employees and directors of the Company under the First Plan with an exercise price of US$0.000125. The fair value of the Company’s options was estimated to be $1.2785 per option granted on May 31, 2018, and $1.4506 per option granted on July 31, 2018 under the plan. These awards have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition was recorded upon the completion of the IPO.

In 2018, the Company created a second share incentive plan (the “Second Plan”) under which the maximum aggregate number of shares which may be issued under the Second Plan shall initially equal to 2.0% of the total number of shares issued and outstanding as of the effective date, plus an annual increase on September 1 of each year during the ten-year term of this Second Plan commencing with September 1, 2019, by an amount equal to 2.0% of the total number of shares issued and outstanding on August 31 of each year. Share options under this plan may vest over a service period, performance condition or market condition, as specified in each award. Share options expire ten years from the grant date.
A summary of activities of the service and performance-based share options granted to the employees and directors of the Company for the year ended December 31, 2020 are presented below:

	Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	(In years)	(RMB)
Outstanding as of December 31, 2019	5,577,759	0.1452	8.18	7,342
Granted	4,500,000	0.2876	—	—
Exercised	(2,084,418)	0.0568	—	—
Forfeited	(3,131,272)	0.2356	—	—

Outstanding as of December 31, 2020	4,862,069	0.2566	8.49	1,138

Vested and expected to vest as of December 31, 2020	4,862,069	0.2566	8.49	1,138
Exercisable as of December 31, 2020	3,657,290	0.3319	8.68	898

For the years ended December 31, 2018, 2019 and 2020, share-based compensation expenses recognized/(reversed) associated with share options granted by the company were RMB94,764, RMB(5,333) and RMB8,186 respectively.
As of December 31, 2020, there was
RMB1,268 of unrecognized share-based compensation, adjusted for estimated forfeitures, related to the share options granted to the Group’s employees and directors. The weighted-average grant-date fair value of options granted during the years December 31,2018, 2019 and 2020 were $1.2967, $0.2018 and $0.1599, respectively. The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020, was nil, RMB46,558 and RMB2,365, respectively.

The estimated fair value of option granted in 2018, 2019 and 2020 is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

	For the year ended December 31,
	2018	2019	2020
Expected volatility	31.92%~46.00%	38.78%~39.90%	40.61%~40.83%
Risk-free interest rate (per annum)	2.10%~3.19%	1.78%~2.13%	0.73%~0.87%
Exercise multiples	2.2	2.2	2.2
Expected dividend yield	0%	0%	0%
Expected term (in years)	3.8~10	10	5.5~6.25
Fair value of the underlying shares on the date of option grants (in US$)	1.28~1.59	0.07~0.55	0.11~0.18
The expected volatility at the grant date is estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk-free interest rate is estimated based on the yield to maturity of China treasury bonds at the option valuation date. Expected term is considering the contractual term of the option and the employee’s expected exercise term. The Group has not declared or paid any cash dividends and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.